Other Long-Term Loan - Schedule of Change During the Year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Change During the Year [Abstract]
Beginning of the year	$ 140	$ 128	$ 129
Interest expenses	7	6	6
Foreign currency translation adjustment	(9)	6	(7)
End of year	$ 138	$ 140	$ 128